Property, plant and equipment (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 1,173,019	$ 189,008	[1]	$ 31,544
Discontinued Operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 1,075,225	$ 105,724

[1]	Restated